Management and performance fees (Tables)	12 Months Ended
Dec. 31, 2020
Management, Performance and Founders Fees [Abstract]
Schedule of investment fee expenses
The total management and performance fees to related parties for the years ended December 31, 2020, 2019 and 2018 were as follows:

	2020	2019	2018
Management fees - Third Point LLC	$—	$—	$25,797
Performance fees - Third Point Advisors LLC	—	—	4,048
Management and performance fees to related parties as reported in the Company’s consolidated statements of income (loss) (1)	—	—	29,845
Management fees - TP Fund	14,521	17,175	10,782
Performance fees - fixed income and other investments (2)	14,023	—	—
Performance fees - TP Fund (before loss carryforward)	51,762	49,851	(3,406)
Performance fees - loss carryforward utilized	(506)	(47,470)	—
Total management and performance fees to related parties	$79,800	$19,556	$37,221
(1) For the year ended December 31, 2018, management and performance fees to related parties in the consolidated statements of income (loss) include activity in the separate accounts up to the date of change in the investment account structure. As a result of the 2018 LPA effective August 31, 2018, management and performance fees for the remainder of the year ended December 31, 2018 were presented within net investment income (loss) from investment in related party investment fund in the consolidated statements of income (loss).
(2) Pursuant to the terms of the 2020 LPA, the performance of certain fixed income and other investments managed by Third Point LLC are now also subject to 20% performance fees for the year ended December 31, 2020.